Rule 497(j)
                                                     Registration No. 33-48320



GLICKENHAUS & CO.
6 East 43rd Street, 10th Floor
New York, New York 10017
(212) 953-7532





                                         December 6, 1996


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                      Re: Empire State Municipal Ex mpt Trust, Guaranteed Series 87
                             File No. 33-48320

Gentlemen:

               As Sponsors of the above-referenced Trust, we are writing this letter to certify that:

               (1) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act of 1933, does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6 (the "Registration
Statement"), and

               (2) the text of the most recent Registration Statement was filed electronically with the Securities and Exchange Commission on November 25, 1996 and became effective November 29, 1996 pursuant to
Rule 485(b).

                                            Empire State Municipal Exempt Trust,
                                            Guaranteed Series 87


                                            GLICKENHAUS & CO.
                                            LEBENTHAL & CO. INC.


                                            By:
                                                   Brian Laux
                                                   as agent for the Sponsors

323641.1